LSV Small Cap Value Fund
LSV SMALL CAP VALUE FUND
INVESTMENT OBJECTIVE
The LSV Small Cap Value Fund's (the "Fund") investment objective is long-term growth of capital.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares and Investor Class Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses LSV Small Cap Value Fund		INSTITUTIONAL CLASS	INVESTOR CLASS
Management Fees		0.70%	0.70%
(12b-1) Fees		none	0.25%
Other Expenses	[1]	0.44%	0.44%
Total Annual Fund Operating Expenses	[1]	1.14%	1.39%
Less Fee Reductions and/or Expense Reimbursements		(0.29%)	(0.29%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[1][2]	0.85%	1.10%
[1]	Other Expenses have been restated to reflect the current expenses of the Fund. Therefore, the Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratios in the Fund's Financial Highlights.
[2]	LSV Asset Management ("LSV" or the "Adviser") has contractually agreed to waive fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 0.85% and 1.10% of the Fund's Institutional Class and Investor Class Shares' average daily net assets, respectively, until February 29, 2016. This Agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust"), for any reason at any time, or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 29, 2016.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example LSV Small Cap Value Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
INSTITUTIONAL CLASS	87	305	572	1,335
INVESTOR CLASS	112	384	706	1,619

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During the fiscal period from February 28, 2013 (commencement of Fund operations) to October 31, 2013, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small-capitalization companies. This investment policy can be changed by the Fund upon 60 days' prior written notice to shareholders. For purposes of this policy, a small-capitalization company is a company with a market capitalization of less than $2.5 billion, or the highest market capitalization in the Russell 2000[R] Value Index, whichever is greater, at the time of initial purchase. The Fund may also invest, to a lesser extent, in equity securities of companies with larger market capitalizations. The equity securities in which the fund invests are mainly common stocks.

In selecting securities for the Fund, the Adviser focuses on companies whose securities, in the Adviser's opinion, are out-of-favor (undervalued) in the marketplace at the time of purchase in light of factors such as the company's earnings, book value, revenues or cash flow, but show signs of recent improvement. The Adviser believes that these out-of-favor securities will produce superior future returns if their future growth exceeds the market's low expectations.

The Adviser uses a quantitative investment model to make investment decisions for the Fund. The investment model ranks securities based on fundamental measures of value (such as the price-to-earnings ratio) and indicators of near-term appreciation potential (such as recent price appreciation). The investment model selects stocks to buy from the higher-ranked stocks and selects stocks to sell from those whose rankings have decreased, subject to overall risk controls.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically,

the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Small-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small-sized companies may pose additional risk, including liquidity risks, because these companies tend to have limited operating histories, product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

Since the Fund pursues a "value style" of investing, if the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

PERFORMANCE INFORMATION

The Fund is new, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to a broad measure of market performance.